Summary of Stock Options Outstanding and Exercisable (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Oct. 31, 2012
Exercise Price Range From $ 21.22 To $ 31.81
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range Limit	$ 21.22
Range of Exercise Prices, Upper Range Limit	$ 31.81
Options Outstanding, Number of Outstanding Options	2,059
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 6 months
Options Outstanding, Weighted Average Exercise Price	$ 24.53
Options Outstanding, Aggregate Intrinsic Value	$ 0
Options Exercisable, Number of Exercisable Options	1,558
Options Exercisable, Weighted Average Remaining Contractual Term	3 years 1 month 6 days
Options Exercisable, Weighted Average Exercise Price	$ 25.02
Options Exercisable, Aggregate Intrinsic Value	0
Exercise Price Range From $ 32.18 To $ 40.92
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range Limit	$ 32.18
Range of Exercise Prices, Upper Range Limit	$ 40.92
Options Outstanding, Number of Outstanding Options	1,773
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 3 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 38.13
Options Outstanding, Aggregate Intrinsic Value	0
Options Exercisable, Number of Exercisable Options	863
Options Exercisable, Weighted Average Remaining Contractual Term	2 years 8 months 12 days
Options Exercisable, Weighted Average Exercise Price	$ 39.34
Options Exercisable, Aggregate Intrinsic Value	0
Exercise Price Range From $ 42.48 To $ 69.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range Limit	$ 42.48
Range of Exercise Prices, Upper Range Limit	$ 69.91
Options Outstanding, Number of Outstanding Options	1,804
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 10 months 24 days
Options Outstanding, Weighted Average Exercise Price	$ 52.91
Options Outstanding, Aggregate Intrinsic Value	0
Options Exercisable, Number of Exercisable Options	1,251
Options Exercisable, Weighted Average Remaining Contractual Term	2 years
Options Exercisable, Weighted Average Exercise Price	$ 50.20
Options Exercisable, Aggregate Intrinsic Value	$ 0